EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.102

Loan ID	Seller Loan ID	Marketing ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXXX	2013530	C	A	C	A	A	A	A	A	Closed	FCRE1148	XXXX	XXXX	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-XXXX DATE
Resolved-Title coverage received - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded. title reflecting $XXXX proposed loan amount uploaded  - Buyer-XXXX DATE
																							Open-Title Coverage Amount of $XXXX is Less than Total Amount of Subject Lien(s) Title coverage of $XXXX is required matching note page 37. However, coverage of $XXXX is reflected on title page 190. The tittle coverage is $XXXX less than required. - Due Diligence Vendor-XXXX DATE		Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-XXXX DATE Resolved-Title coverage received - Due Diligence Vendor-XXXX DATE			XXXX prelim XXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXXX	2024319	D	A	C	A	A	A	D	A	Closed	FCRE1159	XXXX	XXXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-HOI pg 37 effective date XXXX, prior to disbursement date. Resolved. - Due Diligence Vendor-XXXX DATE
Ready for Review-Both evidence of insurance policies effective date of XXXX as shown below in the comments, the disbursement date is XXXX. this should be cleared.  - Seller-XXXX DATE
Open-Hazard Insurance effective date is XXXX, disbursement date from PCCD is XXXX. Policy in place on date of disbursement is needed to clear coverage. - Due Diligence Vendor-XXXX DATE
Rescinded-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Invalid finding - Hazard Insurance Effective Date of XXXX is before loan disbursement date of XXXX page 210 - Due Diligence Vendor-XXXX DATE	Ready for Review-Both evidence of insurance policies effective date of XXXX as shown below in the comments, the disbursement date is XXXX. this should be cleared. - Seller-XXXX DATE	Resolved-HOI pg 37 effective date XXXX, prior to disbursement date. Resolved. - Due Diligence Vendor-XXXX DATE
 Rescinded-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Invalid finding - Hazard Insurance Effective Date of XXXX is before loan disbursement date of XXXX page 210 - Due Diligence Vendor-XXXX DATE
																													Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A
XXXX	2024319	D	A	C	A	A	A	D	A	Closed	FCRE1167	XXXX	XXXX	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Sufficent Hazard Insurance Coverage is provided or Guaranteed Replacement Coverage is present and Insurer has provided Replacement Cost Estimator - Due Diligence Vendor-XXXX DATE
Resolved-Email from agent explaining difference in policy numbers and tying documents together. RCE in file accepted.  - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded. Pls note that clarification has been uploaded directly addressing the policy number discrepancy that you are concerned about. This communication is from the insurance rep, pls also note my notation below. The appraisal report reflects cost of new build which is well with the coverage this policy provides.  - Seller-XXXX DATE
Ready for Review-Kindly advise on why the RCE is required when the Appraisal Report total estimate Cost-new amount is $XXXX. the insurance in place reflects dwelling coverage is $XXXX + $XXXX (XXXX% extended coverage) = $ XXXX is sufficient  - Seller-XXXX DATE
Counter-RCE Proposal #1 policy number does not match the quote policy number and does not have the property address to match it with the evidence of insurance and quote. RCE matching policy number on evience of insurance is required. - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded. XXXX quote uploaded which identifies estimate # as quote 3.  - Seller-XXXX DATE
Counter-RCE received is not for the policy number in file. RCE policy # is XXXX.  Hazard Ins policy number is XXXX. No other identifying information on RCE to connect to this property.  RCE with matching policy number for this property is needed. - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded.  - Seller-XXXX DATE
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $XXXX is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided - Due Diligence Vendor-XXXX DATE	Ready for Review-Document Uploaded. Pls note that clarification has been uploaded directly addressing the policy number discrepancy that you are concerned about. This communication is from the insurance rep, pls also note my notation below. The appraisal report reflects cost of new build which is well with the coverage this policy provides. - Seller-XXXX DATE
 Ready for Review-Kindly advise on why the RCE is required when the Appraisal Report total estimate Cost-new amount is $XXXX. the insurance in place reflects dwelling coverage is $XXXX + $XXXX (XXXX% extended coverage) = $ XXXX is sufficient  - Seller-XXXX DATE
 Ready for Review-Document Uploaded. XXXX quote uploaded which identifies estimate # as quote 3.  - Seller-XXXX DATE
 Ready for Review-Document Uploaded.  - Seller-XXXX DATE
Resolved-Sufficent Hazard Insurance Coverage is provided or Guaranteed Replacement Coverage is present and Insurer has provided Replacement Cost Estimator - Due Diligence Vendor-XXXX DATE
 Resolved-Email from agent explaining difference in policy numbers and tying documents together. RCE in file accepted.  - Due Diligence Vendor-XXXX DATE
																												XXXX RCE-_XXXX_.pdf XXXX -XXXX_Quote.pdf XXXX Haz Insurance EMail Clarification.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A
XXXX	2024319	D	A	C	A	A	A	D	A	Closed	FVAL8946	XXXX	XXXX	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Appraisal	Resolved-PDI received - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded.  - Seller-XXXX DATE
																							Open-Property in XXXX XXXX zip code. Valuation is prior to XXXX. A property disaster inspection is required. - Due Diligence Vendor-XXXX DATE	Ready for Review-Document Uploaded. - Seller-XXXX DATE	Resolved-PDI received - Due Diligence Vendor-XXXX DATE			XXXX XXXX,-Disaster_PDI Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A
XXXX	2024319	D	A	C	A	A	A	D	A	Closed	FCRE1437	XXXX	XXXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Business documentation received - Due Diligence Vendor-XXXX DATE
Ready for Review-Document Uploaded. Copy of Sec of state & Article of Inc. = Business license - Seller-XXXX DATE
Open-Income and Employment Do Not Meet Guidelines - Missing Business license. Per Guidelines dated XXXX DATE

8.8.3 Alt-Doc: P&L Only Requirements and Documentation
All of the following is required:
• Business license for the past 2 years.
• A signed letter from the CPA, CTEC (CA Tax Education Council) or EA (Enrolled Agent) on their business letterhead showing address, phone number, and license number is required with the following information:
o CPA/CTEC/EA confirms they have prepared the most recent year’s business tax return filing; and,
o The business name, borrower’s name, and percentage of business ownership by the borrower.
• CPA/CTEC/EA signed/prepared Profit and Loss Statement(s) covering the most recent 12 month period.
o PTIN’s are not acceptable to sign/prepare P&L statements

																							- Due Diligence Vendor-XXXX DATE	Ready for Review-Document Uploaded. Copy of Sec of state & Article of Inc. = Business license - XXXX DATE	Resolved-Business documentation received - Due Diligence Vendor-XXXX DATE			package-XXXX-XXXX- Business License Supporting Documentation.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Purchase	NA	N/A	N/A